Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - EUR (€) € in Thousands	Dec. 31, 2016		Dec. 31, 2015
Assets measured at fair value
Derivative financial instruments	€ 134,059		€ 133,803
Short-term investments	1,150,000		950,000
Liabilities measured at fair value
Derivative financial instruments	113,900		20,860
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	134,059	[1]	133,803	[2]
Money market funds	2,151,969	[3]	659,295	[4]
Short-term investments	1,150,000	[5]	950,000	[6]
Total	3,436,028		1,743,098
Liabilities measured at fair value
Derivative financial instruments	113,900	[1]	20,860	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,386,213	[7]	1,100,849	[8]
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Money market funds	2,151,969	[3]	659,295	[4]
Short-term investments	0	[5]	0	[6]
Total	2,151,969		659,295
Liabilities measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,386,213	[7]	1,100,849	[8]
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	134,059	[1]	133,803	[2]
Money market funds	0	[3]	0	[4]
Short-term Investments	1,150,000	[5]	950,000	[6]
Total	1,284,059		1,083,803
Liabilities measured at fair value
Derivative financial instruments	113,900	[1]	20,860	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	0	[7]	0	[8]
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Money market funds	0	[3]	0	[4]
Short-term investments	0	[5]	0	[6]
Total	0		0
Liabilities measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	€ 0	[7]	€ 0	[8]

[1]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
[2]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
[3]	Money market funds are part of our cash and cash equivalents. See Note 5.
[4]	Money market funds are part of our cash and cash equivalents. See Note 5
[5]	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.
[6]	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.
[7]	Long-term debt relates to Eurobonds. See Note 14.
[8]	Long-term debt relates to Eurobonds. See Note 14.